INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Income Taxes

The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	2013	2012
Canada	(46,656)	(28,481)
Luxembourg	(15,367)	(1,698)
United States	(38,815)	4,659
Other	45,750	(8,280)

	(55,088)	(33,800)

Schedule of Income Tax Expense (Recovery)

Income tax expense (recovery) consists of the following:

	2013	2012
Current
Canada	59	398
Foreign	133	(120)

Total	192	278

Deferred
Canada	-	-
Foreign	(273)	42

Total	(273)	42

Investment tax credits
Canada	-	(424)

Income tax expense (recovery)	(81)	(104)

Schedule of Reported Income Tax Provision Reconciliation

The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2013	2012
Income (loss) before income taxes	(55,088)	(33,800)
Statutory income tax rate	26.50%	27.92%
Expected income tax recovery	(14,598)	(9,437)
Change in enacted rates	(3,312)	-
Research and development tax credits	(2,039)	-
Foreign tax rate differences	(1,036)	422
Change in valuation allowances	16,132	12,294
Prior year adjustments	2,545	88
Non-deductible expenses and non-taxable income	2,498	(3,455)
Other	(271)	(16)

	(81)	(104)

Schedule of Deferred Tax Assets and Liabilities

The Company's deferred tax assets and liabilities include the following significant components:

	2013	2012
SR&ED expenditures	6,649	5,242
Research and development tax credits	13,021	10,983
Income tax loss carryforwards	23,320	25,557
Income and expense reserves	457	904
Book and tax differences on assets	325	1,195
Share issue expenses	412	692
Capital loss	15,676	-
Ontario Harmonization tax credit	1,079	1,079

Gross future tax assets	60,939	45,652
Valuation allowance	(59,289)	(43,157)

Net deferred tax assets	1,650	2,495

Deferred tax liabilities
Book and tax differences on intangible assets	-	(1,118)

Net deferred tax assets	1,650	1,377